Employee benefits liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Disclosure of employee benefits liabilities	Employee benefits liabilities consisted of the following:

	At December 31,
	2023			2022
	Current	Non- current	Total	Current	Non- current	Total
	(€ million)
Pension benefits	€45	€1,913	€1,958	€43	€2,783	€2,826
Health care and life insurance plans	120	1,577	1,697	126	1,596	1,722
Other post-employment benefits	58	735	793	56	771	827
Other provisions for employees	339	686	1,025	320	741	1,061
Total Employee benefits liabilities	€562	€4,911	€5,473	€545	€5,891	€6,436

Disclosure of defined benefit obligation and fair value of related plan assets	The following table summarizes the fair value of defined benefit obligations and the fair value of related plan assets:

	At December 31,
	2023	2022
	(€ million)
Present value of defined benefit obligations:
Pension benefits	€23,468	€23,652
Health care and life insurance plans	1,697	1,722
Other post-employment benefits	767	805
Total present value of defined benefit obligations (a)	25,932	26,179

Fair value of plan assets (b)	22,642	22,676
Asset ceiling (c)	248	28
Total net defined benefit plans (a - b + c)	3,538	3,531
of which:
Net defined benefit liability (d)	4,448	5,375
Defined benefit plan asset (Note 16)	(910)	(1,844)

Other provisions for employees (e)	1,025	1,061
Total Employee benefits liabilities (d + e)	€5,473	€6,436
The following table summarizes changes in pension plans:

	2023					2022
	US and Canada	UK	France and Germany	Other	Total	US and Canada	UK	France and Germany	Other	Total
	(€ million)
Projected benefit obligation
At beginning of period: Present value	€(19,201)	€(1,545)	€(2,671)	€(235)	€(23,652)	€(24,197)	€(2,480)	€(3,141)	€(413)	€(30,231)
Effect of changes in scope of consolidation and other	(1)	1	(1)	—	(1)	22	1	(283)	34	(226)
Service cost	(99)	—	(32)	(9)	(140)	(160)	—	(57)	(11)	(228)
Interest cost	(980)	(69)	(94)	(17)	(1,160)	(729)	(44)	(46)	(9)	(828)
Benefit payments for the year	1,537	83	117	39	1,776	1,564	97	105	24	1,790
Participant contributions	(1)	—	—	—	(1)	(1)	—	—	—	(1)
Actuarial gains and (losses)	(165)	108	(128)	(4)	(189)	5,568	756	750	149	7,223
Demographic assumptions and experience	10	(19)	(17)	(13)	(39)	58	(71)	(219)	(23)	(255)
Financial assumptions	(175)	127	(111)	9	(150)	5,510	827	969	172	7,478
Effect of changes in exchange rates	610	(32)	—	(13)	565	(1,265)	128	—	(12)	(1,149)
Past service cost	(396)	(2)	—	—	(398)	(3)	(3)	—	2	(4)
Effect of curtailments and settlements/Other	(268)	—	—	—	(268)	—	—	1	1	2
At period-end: Present value	€(18,964)	€(1,456)	€(2,809)	€(239)	€(23,468)	€(19,201)	€(1,545)	€(2,671)	€(235)	€(23,652)
Plan Assets
At beginning of period: Fair value	€17,959	€1,989	€2,547	€181	€22,676	€21,856	€3,148	€3,238	€233	€28,475
Effect of changes in scope of consolidation and other	—	—	—	—	—	(29)	—	264	(26)	209
Expected return on assets	920	90	90	8	1,108	660	56	47	2	765
Participant contributions	1	—	—	—	1	1	—	—	—	1
Administrative Expenses	(84)	(3)	—	—	(87)	(82)	(1)	—	(1)	(84)
Actuarial gains and (losses)	560	(255)	(124)	(7)	174	(4,267)	(978)	(909)	(20)	(6,174)
Effect of changes in exchange rates	(554)	41	—	1	(512)	1,067	(165)	—	2	904
Employer contributions	993	21	6	—	1,020	309	26	8	2	345
Benefit payments for the year	(1,533)	(83)	(111)	(11)	(1,738)	(1,556)	(97)	(101)	(11)	(1,765)
At period-end: Fair value	€18,262	€1,800	€2,408	€172	€22,642	€17,959	€1,989	€2,547	€181	€22,676

	2023					2022
	US and Canada	UK	France and Germany	Other	Total	US and Canada	UK	France and Germany	Other	Total
	(€ million)
Present value of projected benefit obligation	€(18,964)	€(1,456)	€(2,809)	€(239)	€(23,468)	€(19,201)	€(1,545)	€(2,671)	€(235)	€(23,652)
Fair value of plan assets	18,262	1,800	2,408	172	22,642	17,959	1,989	2,547	181	22,676
Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)	(702)	344	(401)	(67)	(826)	(1,242)	444	(124)	(54)	(976)
Minimum funding requirement liability (IFRIC 14)	(248)	—	—	—	(248)	(28)	—	—	—	(28)
Net (liability) asset recognized in the balance sheet	(950)	344	(401)	(67)	(1,074)	(1,270)	444	(124)	(54)	(1,004)
Of which, liability	(1,444)	(22)	(432)	(60)	(1,958)	(2,528)	(38)	(192)	(68)	(2,826)
Of which, asset	494	366	31	(7)	884	1,258	482	68	14	1,822
Changes in net defined benefit obligations for healthcare and life insurance plans were as follows:

	2023	2022
	(€ million)
Present value of obligations at January 1	€1,722	€2,258
Included in the Consolidated Income Statement	143	92
Included in Other comprehensive income:
Actuarial (gains)/losses from:
- Demographic and other assumptions	(25)	(45)
- Financial assumptions	40	(565)
Effect of movements in exchange rates	(53)	118
Other:
Benefits paid	(130)	(136)
December 31	€1,697	€1,722
Changes in defined benefit obligations for other post-employment benefits were as follows:

	2023	2022
	(€ million)
Present value of obligations at January 1	€805	€1,125
Included in the Consolidated Income Statement	60	(34)
Included in Other comprehensive income:
Actuarial (gains)/losses from:
- Demographic and other assumptions	(27)	49
- Financial assumptions	(29)	(279)
Effect of movements in exchange rates	(4)	1
Other:
Benefits paid	(47)	(56)
Other changes	9	(1)
Present value of obligations at December 31	€767	€805

Disclosure of maturity profile of defined benefit obligation	The expected benefit payments for pension plans are as follows:

Expected benefit payments
(€ million)
2024	€1,771
2025	€1,784
2026	€1,780
2027	€1,791
2028	€1,753
2029-2033	€8,523
The expected benefit
payments for unfunded health care and life insurance plans are as follows:

Expected benefit payments
(€ million)
2024	€120
2025	€119
2026	€119
2027	€119
2028	€119
2029-2033	€591

Disclosure of amounts recognized in the consolidated income statement	Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2023	2022	2021
	(€ million)
Current service cost	€140	€228	€238
Interest expense	1,160	828	678
Interest income	(1,108)	(765)	(588)
Other administration costs	87	83	73
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	666	3	(184)
Items relating to discontinued operations	—	—	—
Total recognized in the Consolidated Income Statement	€945	€377	€217
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2023	2022	2021
	(€ million)
Current service cost	€11	€21	€21
Interest expense	89	70	60
Past service costs/(credits) and losses/(gains) arising from settlements	43	1	—
Total recognized in the Consolidated Income Statement	€143	€92	€81
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2023	2022	2021
	(€ million)
Current service cost	€31	€38	€95
Interest expense	34	12	10
Past service costs/(credits) and losses/(gains) arising from settlements	(5)	(84)	(82)
Total recognized in the Consolidated Income Statement	€60	€(34)	€23

Disclosure of fair value of plan assets by class	The fair value of plan assets by class was as follows:

	At December 31,
	2023		2022
	Amount	of which have a quoted market price in an active market	Amount	of which have a quoted market price in an active market
	(€ million)
Cash and cash equivalents	€1,943	€1,742	€961	€850
U.S. equity securities	671	669	908	906
Non-U.S. equity securities	516	516	641	641
Equity commingled funds	1,118	688	1,445	399
Equity instruments	2,305	1,873	2,994	1,946
Government securities	2,837	1,476	2,262	986
Corporate bonds (including convertible and high yield bonds)	4,414	217	4,333	14
Other fixed income	4,178	—	4,950	37
Fixed income securities	11,429	1,693	11,545	1,037
Private equity funds	2,956	—	2,965	—
Diversified Commingled funds	47	—	125	34
Real estate funds	1,288	—	1,343	4
Hedge funds	2,308	—	2,634	—
Investment funds	6,599	—	7,067	38
Insurance contracts and other	366	22	109	73
Total fair value of plan assets	€22,642	€5,330	€22,676	€3,944

Disclosure of weighted average assumptions to determine defined benefit obligations	The weighted average assumptions used to determine defined benefit obligations were as follows:

	At December 31,
	2023					2022
	U.S.	Canada	UK	France	Germany	U.S.	Canada	UK	France	Germany
Discount rate	5.43%	4.64%	5.29%	4.46%	3.99%	5.40%	5.27%	4.52%	4.01%	3.56%
Future salary increase rate	—%	3.50%	2.70%	2.77%	2.80%	—%	3.50%	2.55%	2.68%	2.80%
The weighted average assumptions used to determine the defined benefit obligations were as follows:

	At December 31,
	2023		2022
	U.S.	Canada	U.S.	Canada
Discount rate	5.51%	4.64%	5.54%	5.27%
Salary growth	2.50%	2.00%	1.50%	1.25%
Weighted average ultimate healthcare cost trend rate	3.95%	4.00%	4.00%	4.00%